Commitments and contingent liabilities - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Capital commitment	$ 0
Loss contingencies damages sought value	$ 0	$ 0